Restriction on Dividends Distribution - Additional Information (Detail) - ARS ($) $ in Thousands					12 Months Ended
	Apr. 04, 2025	Apr. 12, 2024	Apr. 25, 2023	Apr. 29, 2022	Dec. 31, 2024	Dec. 31, 2023 [1]
Disclosure restrictions to dividends distribution [line items]
Dividends recognised as distributions to owners				$ 14,187,873	$ 614,831,157	$ 385,626,314
Debit amounts of Other comprehensive income					10,265,182
Unappropriated retained earnings	$ 300,000,000				$ (847,137,126)	$ (835,824,135)
Description of percentage and payment terms of earnings distribution.					60.00%
Government Debt Instruments [Member]
Disclosure restrictions to dividends distribution [line items]
Debt instruments issued at amortised cost					$ 155,362,361
Dividend Distribution [member]
Disclosure restrictions to dividends distribution [line items]
Dividends recognised as distributions to owners		$ 294,130,168	$ 75,040,918		1,578,817,463
Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Normative reserve					145,134,700
Nominal value of normative reserve					$ 3,475,669
Banco Macro SA [member]
Disclosure restrictions to dividends distribution [line items]
Percentage of legal retained earnings					20.00%
Banco Macro SA [member] | Earnings Distribution Transactions [Member]
Disclosure restrictions to dividends distribution [line items]
Amount presented in other comprehensive income realized at derecognition applied to legal reserve	62,524,569
Amount presented in other comprehensive income realized at derecognition applied to property tax expense	6,926,474
Amount presented in other comprehensive income realized at derecognition applied to facultative reserve for future distribution of earnings	$ 244,662,747

[1]	See Note 3.